Future Annual Minimum Rental Commitments, Net of Contractual Subleases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leases
2013	$ 112
2014	97
2015	85
2016	74
2017	62
Thereafter	108
Total	538
Subleases
2013	31
2014	28
2015	28
2016	28
2017	22
Thereafter	11
Total	148
Net
2013	81
2014	69
2015	57
2016	46
2017	40
Thereafter	97
Total	$ 390